COMMON SHARES (Details Textual)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Stock Issued During Period, Shares, Purchase of Assets	3,333,350
Restricted Stock [Member]
Share-based compensation (in shares)	2,937,500
Common Stock [Member]
Share-based compensation (in shares)	2,935	216
Issuance of common shares (in shares)		62
Common Stock [Member] | Accounts Payable [Member]
Issuance of common shares (in shares)	252,400
Stock Issued During Period Shares, Settlement Of Liabilities	799,700
Warrant [Member]
Number of shares issued resulting from exercise of warrants	41,350
Piraeus Bank [Member] | Common Stock [Member]
Stock Issued During Period Shares, Settlement Of Liabilities	3,083,350